Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Amortized cost	$ 281,868,801	$ 281,868,801
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	5,000,000	5,000,000
Preference shares, shares issued (in Shares)	0	0
Preference shares, shares outstanding (in Shares)	0	0
Class A Ordinary Shares
Ordinary shares subject to possible redemption, shares issued (in Shares)	27,600,000	0
Ordinary shares subject to possible redemption, shares outstanding (in Shares)	27,600,000	0
Redemption value per share (in Dollars per share)	$ 10.36	$ 0
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	580,000	0
Ordinary shares, shares outstanding (in Shares)	580,000	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	6,900,000	6,900,000
Ordinary shares, shares outstanding (in Shares)	6,900,000	6,900,000